Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.drinkerbiddle.com

October 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The RBB Fund, Inc.

(1933 Act Registration No. 33-20827)

(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectuses and Statement of Additional Information dated October 1, 2007 for the Company’s SAM Sustainable Water Fund and SAM Sustainable Climate Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Company’s Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on September 28, 2007.

Questions and comments concerning this letter may be directed to the undersigned at 215 988-3307.

Very truly yours,

/s/ Jillian Lynn Bosmann
Jillian Lynn Bosmann